Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Bank Borrowings [Abstract]]
Schedule of Bank Borrowings

Bank borrowings consist of the following:

	As of December 31,
	2025	2024
Short-term bank borrowings	395,087,735	375,996,175
Long-term bank borrowings due within one year	-	5,266,370
Total bank borrowings, current	395,087,735	381,262,545

	As of December 31,
	2025	2024
Long-term bank borrowings	-	5,266,370
Less: Long-term bank borrowings due within one year	-	(5,266,370)
Total bank borrowings, non-current	-	-